UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2013

Date of reporting period:  January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments - unaudited

January 31, 2013

	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 67.2%

Airlines - 1.3%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	$1,375,000	$1,448,047

Biotechnology - 5.6%
Cubist Pharmaceuticals, Inc., 2.50%, Due 11/1/17, (AA)	500,000	802,500
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	500,000	503,438
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	1,314,844
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	1,795,005
OPKO Health Inc., 3.00%, Due 2/1/33, (AA) (1)	500,000	505,000
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (A)	250,000	534,375
Theravance, Inc., 2.125%, Due 1/15/23, (BBB)	500,000	520,000
		5,975,162
Capital Markets - 1.9%
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	500,000	496,875
Prospect Capital Corp., 5.75%, Due 3/15/18, (BBB) (1)	1,500,000	1,511,250
		2,008,125
Commercial Services & Supplies - 1.0%
Encore Capital Group, Inc., 3.00%, Due 11/27/17, (AA) (1)	1,000,000	1,121,250

Communications Equipment - 1.7%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	132,703
Ixia, 3.00%, Due 12/15/15, (A)	500,000	615,000
InterDigital, Inc., 2.50%, Due 3/15/16, (BBB)	1,000,000	1,092,500
		1,840,203
Computers & Peripherals - 2.9%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,400,000	2,165,632
NetApp Inc., 1.75%, Due 6/1/13, (BBB)	250,000	291,719
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	500,000	625,312
		3,082,663
Construction Materials - 1.1%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	1,151,875

Consumer Finance - 1.3%
DFC Global Corp., 3.25%, Due 4/15/17, (B) (1)	1,250,000	1,397,656

Diversified Telecommunications Services - 0.6%
Alaska Communications Systems Group, Inc., 6.25%,
Due 5/1/18, (BB)	1,000,000	668,125

Energy Equipment & Services - 2.1%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	1,156,000	1,262,930
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB) (1)	1,000,000	1,043,125
		2,306,055
Food Products - 0.4%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	500,000	449,375

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2013

	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Health Care Equipment & Supplies - 2.4%
Chemed Corp., 1.875%, Due 5/15/14, (A)	$890,000	$958,419
Insulet Corp., 3.75%, Due 6/15/16, (A)	1,000,000	1,128,750
Volcano Corp., 1.75%, Due 12/1/17, (A)	500,000	524,375
		2,611,544
Health Care Providers & Services - 1.0%
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	1,000,000	1,068,125

Hotels, Restaurants & Leisure - 2.4%
International Game Technology, 3.25%, Due 5/1/14, (NR) (1)	500,000	529,062
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,086,250
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (BB)	1,000,000	947,500
		2,562,812
Household Durables - 1.3%
Jarden Corp., 1.875%, Due 9/15/18, (B) (1)	1,250,000	1,379,688

Insurance - 3.9%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (NR)	1,250,000	1,731,250
National Financial Partners Corp., 4.00%, Due 6/15/17, (AAA)	750,000	1,127,344
Tower Group, Inc., 5.00%, Due 9/15/14, (A)	1,250,000	1,306,250
		4,164,844
Internet & Catalog Retail - 1.6%
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB) (1)	450,000	1,026,281
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB) (1)	615,000	682,266
		1,708,547
Internet Software & Services - 2.3%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB)	1,000,000	985,625
Equinix, Inc., 3.00%, Due 10/15/14, (B)	750,000	1,518,281
		2,503,906
IT Services - 1.0%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A) (1)	1,000,000	1,073,125

Machinery - 0.9%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	750,000	918,281

Marine - 0.4%
DryShips Inc., 5.00%, Due 12/1/14, (BB)	500,000	424,688

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2013

	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Metals & Mining - 5.0%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BB) (1)	$250,000	$451,250
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,370,000
Newmont Mining Corp., 1.625%, Due 7/15/17, (BBB)	500,000	612,812
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)
(cv. into AuRico Gold Inc.)	600,000	629,625
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	660,750
Silver Standard Resources Inc., 2.875%, Due 2/1/33, (NR) (1)	250,000	238,125
Stillwater Mining Company, 1.75%, Due 10/15/32, (B)	500,000	614,688
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	750,000	791,250
		5,368,500
Oil, Gas & Consumable Fuels - 1.7%
Endeavour International Corp., 5.50%, Due 7/15/16, (CCC)	500,000	386,250
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	960,625
Ship Finance International Ltd., 3.25%, Due 2/1/18, (NR)	500,000	505,650
		1,852,525
Pharmaceuticals - 2.2%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	750,000	1,639,688
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (A)	600,000	745,500
		2,385,188
Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (BB)	750,000	901,406
Corporate Office Properties Trust, 4.25%, Due 4/15/30, (NR)	500,000	519,688
Lexington Realty Trust, 6.00%, Due 1/15/30, (AAA)	1,000,000	1,635,000
		3,056,094
Semiconductors & Semiconductor Equipment - 6.8%
GT Advanced Technologies, Inc., 3.00%, Due 10/1/17, (B)	750,000	572,812
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)	250,000	142,500
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB)	1,000,000	1,091,875
Micron Technology, Inc., 1.50%, Due 8/1/31, (BB)	625,000	641,016
Photronics, Inc., 3.25%, Due 4/1/16, (BBB)	1,000,000	1,025,000
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	288,750
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	630,312
SunPower Corp., 4.75%, Due 4/15/14, (BB)	500,000	485,625
SunPower Corp., 4.50%, Due 3/15/15, (BB)	1,250,000	1,182,812
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	866,000	1,200,492
		7,261,194

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2013

	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Software - 7.9%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	$750,000	$890,156
Electronic Arts, 0.75%, Due 7/15/16, (BBB)	500,000	474,688
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	750,000	871,406
Microsoft Corp., 0.00%, Due 6/15/13, (AAA)	500,000	502,188
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	2,062,500
Rovi Corp., 2.625%, Due 2/15/40, (BB)	1,000,000	1,013,750
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (BB)	750,000	745,312
TeleCommunications Systems, Inc., 4.50%, Due 11/1/14, (BB)	1,000,000	940,000
Tibco Software Inc., 2.25%, Due 5/1/32, (BBB) (1)	1,000,000	977,500
		8,477,500
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,000,000	1,080,625

Trading Companies & Distributors - 1.5%
Kaman Corp., 3.25%, Due 11/15/17, (A)	500,000	629,375
Titan Machinery Inc., 3.75%, Due 5/1/19, (B) (1)	1,000,000	1,019,375
		1,648,750
Wireless Telecommunications - 1.3%
SBA Communications Corp., 4.00%, Due 10/1/14, (NR)	600,000	1,392,750

Total Convertible Bonds and Notes		72,387,222

Convertible Preferred Stock - 13.5%
	Shares
Commercial Banks - 4.9%
Fifth Third Bancorp, 8.50%, (BB)	9,750	1,415,895
Huntington Bancshares, Inc., 8.50%, (BBB)	1,000	1,267,500
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,581,800
		5,265,195
Diversified Financial Services - 1.8%
Bank of America Corp., 7.25%, (BB)	1,600	1,897,232

Food Products - 0.8%
Bunge Ltd., 4.875%, (BB)	7,500	809,250

Machinery - 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,234,500

Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp., 5.75%, (B)	2,050	2,101,250

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2013

		Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCK - continued

Real Estate Investment Trusts - 1.1%
Health Care REIT, Inc., 6.50%, (BB)	20,000	$1,167,000

Specialty Retail - 0.9%
Amerivon Holdings LLC, 4.00%, (NR) (1,2,3)	610,778	910,059
Amerivon Holdings LLC, common equity units, (NR) (1,2,3)	272,728	32,727
		942,786
Thrift & Mortgage Finance - 1.1%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,188,000

Total Convertible Preferred Stock		14,605,213

Mandatory Convertible Securities - 12.0% (4)

Aerospace & Defense - 2.1%
United Technologies Corp., 7.50%, Due 8/1/22, (BBB)	40,000	2,277,600

Automobiles - 1.6%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,732,800

Electric Utilities - 2.6%
NextEra Energy, Inc., 5.599%, Due 6/1/17, (NR)	7,500	390,900
NextEra Energy, Inc., 5.889%, Due 9/1/18, (BBB)	20,000	1,030,400
PPL Corp., 8.75%, Due 5/1/19, (NR)	25,000	1,367,250
		2,788,550
Insurance - 1.8%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	40,000	1,951,600

IT Services - 0.6%
Unisys Corp., 6.25%, Due 3/1/14, (B)	10,000	644,100

Metals & Mining - 0.4%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	200,069
ArcelorMittal, 6.00%, (NR)	10,000	258,100
		458,169
Oil, Gas & Consumable Fuels - 1.3%
Apache Corp., 6.00%, Due 8/1/13, (A)	30,000	1,419,900

Road & Rail - 1.5%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,207,600
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,
Due 12/31/13, (NR)	30,000	375,657
		1,583,257

Total Mandatory Convertible Securities (4)		12,855,976

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2013

		Value
	Shares	(Note 1)
Preferred Stock - 0.4%

Metals & Mining - 0.4%
Vale/P, (NR)	20,145	$387,791

Common Stock - 0.8%

Diversified Financial Services - 0.8%
Citigroup Inc.	19,547	824,093

Total Convertible Bonds and Notes - 67.2%		72,387,222
Total Convertible Preferred Stock - 13.5%		14,605,213
Total Mandatory Convertible Securities - 12.0%		12,855,976
Total Preferred Stock - 0.4%		387,791
Total Common Stock - 0.8%		824,093
Total Investments - 93.9%		101,060,295

Other Assets and Liabilites - 6.1%		6,509,465
Total Net Assets - 100.0%		$107,569,760

Bancroft Fund Ltd. - Schedule of Investments – continued

January 31, 2013

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2013 was $13,897,740 which represented 12.9% of the Fund's net assets.

(2) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $942,786 at January 31, 2013, which represented 0.9% of the Fund's net assets.

(3) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of January 31, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	610,778	$1,500,000	$1.328	$910,059	0.84%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.010	32,727	0.03%

(4) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	3%
AA	2%
A	18%
BBB	23%
BB	25%
B	13%
CCC & below	1%
Not Rated	15%

* Excludes common stocks and cash.

See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements - unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - continued

The following is a summary of the inputs used to value the investments of the Fund as of
January 31, 2013:

	Level 1	Level 2	Level 3	Totals

Investments in Securities:
Common Stock:
Diversified Telecommunications Services	$824,093	$—	$—	$824,093
Total Common Stock	824,093	—	—	824,093

Convertible Bonds and Notes	—	72,387,222	—	72,387,222
Convertible Preferred Stock	—	13,662,427	942,786	14,605,213
Mandatory Convertible Securities	—	12,855,976	—	12,855,976
Preferred Stock	—	387,791	—	387,791
Total Investments	$824,093	$99,293,416	$942,786	$101,060,295

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Convertible Preferred Stock
Beginning balance	$942,786
Change in unrealized appreciation (depreciation)	—
Net transfers in/out of Level 3	—
Ending balance	$942,786

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Federal Income Tax Cost - At January 31, 2013, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $92,007,571, $12,272,164, $(3,219,439) and $9,052,725, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 28, 2013 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: April 1, 2013

By:

/s/Gary I. Levine

Gary I. Levine

Chief Financial Officer

(Principal Financial Officer)

Date: April 1, 2013